Subsidiaries	12 Months Ended
Dec. 31, 2023
Subsidiaries [Abstract]
SUBSIDIARIES
NOTE 25:	SUBSIDIARIES

In 2023, the Company acquired Orion and two corporations in Paraguay. Refer to note 5 for more details. The Company’s significant subsidiaries as of December 31, 2023 are as follows:

Company name	Security type	Main place of business	Securities	Equity	Voting
Backbone	Common shares	CDA	100%	100%	100%
Backbone Argentina	Ordinary shares	ARG	100%	100%	100%
Backbone Paraguay	Ordinary shares	PAR	100%	100%	100%
Backbone Mining	Common shares	USA	100%	100%	100%
Orion	Common shares	CDA	100%	100%	100%
Volta	Common shares	CDA	100%	100%	100%

Substantially all of the assets, liabilities, revenues, expenses and cash flows in the consolidated financial statements are those of Backbone, Backbone Argentina, Backbone Paraguay, Backbone Mining, Orion and of Volta. Refer to Note 29 for geographic information of revenues and property, plant and equipment.